Other Non-Current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Other Non Current Assets [Line Items]
Available-for-sale financial assets					€ 1,583
Financial assets recognized under the fair value option					329
Other financial assets at fair value through profit or loss		€ 733
Pre-funded pension obligations		77			30
Long-term prepaid expenses		126			26
Long-term loans and advances and other non-current receivables		620			780
Derivative financial instruments		19			102
Other non-current assets		2,971	€ 3,364	[1]	€ 2,820	[1]
Trading equity securities [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		1,037
Debt securities [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		€ 359
IFRS9 [member]
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	[2]		944
Pre-funded pension obligations	[2]		53
Long-term prepaid expenses	[2]		17
Long-term loans and advances and other non-current receivables	[2]		699
Derivative financial instruments	[2]		63
Other non-current assets	[2]		3,364
IFRS9 [member] | Trading equity securities [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	[2]		1,389
IFRS9 [member] | Debt securities [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	[2]		199
Previously Reported [member]
Disclosure Of Other Non Current Assets [Line Items]
Available-for-sale financial assets			2,182
Financial assets recognized under the fair value option			336
Pre-funded pension obligations			53
Long-term prepaid expenses			17
Long-term loans and advances and other non-current receivables			713
Derivative financial instruments			63
Other non-current assets			€ 3,364

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	Balances as of December 31, 2017 have been reclassified to the new financial asset categories required under IFRS 9, applicable with effect from January 1, 2018 (see Note A.2.1.2.).